ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I - Condensed Financial Information of Parent Company Statement of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income/(loss)	¥ (1,048,954)	$ (143,706)	¥ (7,298)	¥ 13,172
Adjustments to reconcile net (loss)/income to net cash generated from operating activities:
Realized gains from investments	(25,302)	(3,466)	(31,230)	(42,264)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(14,258)	(1,953)	(182,561)	(12,294)
Accrued expenses and other current liabilities	421,047	57,683	210,018	(56,401)
Net cash generated from operating activities	258,007	35,347	353,697	54,545
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash (used in )/generated from investing activities	620,821	85,052	(423,978)	(158,385)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution	0	0	12	0
Repurchase of ordinary shares	(205,302)	(28,126)	(90,492)	0
Net cash used in financing activities	(205,302)	(28,126)	(90,480)	0
Effect of exchange rate changes	(17,139)	(2,349)	10,781	26,650
Net (decrease)/increase in cash and cash equivalents	656,387	89,924	(149,980)	(77,190)
Cash and cash equivalents at beginning of the year	636,052
Cash and cash equivalents at end of the year	1,321,118	180,992	636,052
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income/(loss)	(1,048,954)	(143,706)	(7,298)	13,172
Adjustments to reconcile net (loss)/income to net cash generated from operating activities:
Equity in (gain)/loss of subsidiaries and VIEs	1,051,659	144,077	28,414	(45,545)
Realized gains from investments	(7,773)	(1,065)	(4,946)	0
Fair value change of fair value option	(5,547)	(760)	(5,301)	31,080
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(517)	(71)	4,145	(1,324)
Accrued expenses and other current liabilities	(1,085)	(149)	(436)	(113)
Net cash generated from operating activities	(12,217)	(1,674)	14,578	(2,730)
CASH FLOWS FROM INVESTING ACTIVITIES
Loans to subsidiaries	(74,245)	(10,172)	(250,744)	(303,214)
Repayment from subsidiaries	325,466	44,589	402,800	100,000
Purchase of short-term and long-term investments	(1,440,673)	(197,371)	(2,085,667)	(7,303,902)
Proceeds from redemption of short-term and long-term investments	1,533,082	210,031	2,116,220	7,478,284
Net cash (used in )/generated from investing activities	343,630	47,077	182,609	(28,832)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution	0	0	12	0
Repurchase of ordinary shares	(205,302)	(28,126)	(90,492)	0
Net cash used in financing activities	(205,302)	(28,126)	(90,480)	0
Effect of exchange rate changes	(3,854)	(527)	(11,982)	24,033
Net (decrease)/increase in cash and cash equivalents	122,257	16,750	94,725	(7,529)
Cash and cash equivalents at beginning of the year	98,456	13,488	3,731	11,260
Cash and cash equivalents at end of the year	¥ 220,713	$ 30,238	¥ 98,456	¥ 3,731